Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.	Financial instruments

Concentration of credit risk
The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, unbilled revenues, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company’s customer base and their dispersion across different service lines in various countries.

Foreign currency risk
Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than
US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, UK and Euro currency operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk
The Company utilizes an interest rate risk management strategy that may
use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

In
April 2017,
the Company entered into interest rate swap agreements to convert the LIBOR floating interest rate on
$100,000
of US dollar denominated debt into a fixed interest rate of
1.897%
plus the applicable margin. The term of the swaps match the maturity of the underlying Facility, with a maturity of
January 18, 2022.
The swaps are being accounted for as cash flow hedges and are measured at fair value on the balance sheet. Gains or losses on the swaps, which are determined to be effective as hedges, are reported in other comprehensive income.

Fair values of financial instruments
The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of
December 31, 2017:

	Carrying value at	Fair value measurements
	December 31, 2017	Level 1	Level 2	Level 3

Contingent consideration liability	$50,300	$-	$-	$50,300
Interest rate swap asset	751	-	751	-

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level
3
inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from
3%
to
10.5%,
with a weighted average of
9.5%
). The wide range of discount rates is attributable to level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. Within the range of discount rates, there is data point concentration at the
9.5%
and
10.5%
levels. A
2%
increase in the weighted average discount rate would reduce the fair value of contingent consideration by
$2,100.
Changes in the fair value of the contingent consideration liability comprises the following:

	2017	2016
Balance, January 1	$32,266	$29,119
Amounts recognized on acquisitions	21,477	12,056
Fair value adjustments (note 4)	1,054	(4,591)
Resolved and settled in cash	(6,169)	(1,434)
Other	1,672	(2,884)
Balance, December 31	$50,300	$32,266

Less: current portion	$18,657	$4,884
Non-current portion	$31,643	$27,382

The carrying amounts for cash and cash equivalents, accounts receivable, marketable securities, accounts payable and accrued liabilities approximate fair values due to the short maturity of these instruments, unless otherwise indicated. The inputs to the measurement of the fair value of non-current receivables, advisor loans and long-term debt are Level
3
inputs. The following are estimates of the fair values for other financial instruments:

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$10,136	$10,136	$10,203	$10,203
Advisor loans receivable	44,978	44,978	28,477	28,477
Long-term debt (Non-current)	247,467	247,467	260,537	260,537

Other receivables include notes receivable from non-controlling shareholders, accounts receivable from customers with terms of greater than one
year and non-current income tax recoverable.